Income tax (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Summary of Current and Deferred Tax (Expenses) Benefits
The following table presents the current and deferred tax (expense) benefits (in USD thousands):

	For the year ended December 31,
	2023	2022	2021
Current income tax expense
Current year	$(215)	$(310)	$—
Uncertain tax positions	(40)	328	(110)
Total current income tax expense	$(255)	$18	$(110)

Deferred income tax (expense) benefit
Origination and reversal of temporary differences	$(231)	$118	$(58)

Total deferred income tax (expense) benefit	$(231)	$118	$(58)

Total income tax (expense) benefit	$(486)	$136	$(168)

Summary of Expected Tax Expense to Tax Expense Report in Statement of Loss
The following table presents the reconciliation of the expected tax expense to the tax expense report in the statement of loss (in USD thousands):

	For the year ended December 31,
	2023	2022	2021
Loss before tax	$(77,893)	$(87,585)	$(73,507)
Tax at Swiss statutory rate	10,453	11,749	9,907
Effect of tax rates in foreign jurisdictions	(833)	(292)	(218)
Tax effect of:
Unrecognized deferred tax assets	(8,879)	(9,386)	(9,077)
Income not subject to tax (expense not deductible for tax purposes)	(1,782)	(1,940)	(805)
Uncertain tax positions	(40)	328	(110)
Recognition of deferred tax assets from previously unrecognized tax assets	—	509	—
2018-2019 French tax assessment	—	(427)	—
Other	595	(405)	135
Income tax (expense)/benefit	$(486)	$136	$(168)

Summary of Movement in Deferred Tax Balances	The following table presents the changes in the Company’s deferred tax assets and deferred tax liabilities (in USD thousands):

	Depreciation & amortization	Bad debt reserves	Accrued pension	ROU asset	Lease liability	Other	Net operating loss carryforward	Total
January 1, 2023	$(80)	$—	$9	$(302)	$511	$852	$950	$1,940
Recognized in profit or loss	62	—	54	(447)	270	(155)	36	(180)
Recognized in OCI	—	—	(64)	—	—	—	—	(64)
Currency translation differences	(1)	—	1	(12)	13	(1)	24	24
December 31, 2023	$(19)	$—	$—	$(761)	$794	$696	$1,010	$1,720
Deferred tax assets	—	—	—	—	794	806	1,010	2,610
Deferred tax liabilities	(19)	—	—	(761)	—	(110)	—	(890)

	Depreciation & amortization	Bad debt reserves	Accrued pension	ROU asset	Lease liability	Other	Net operating loss carryforward	Total
January 1, 2022	$(29)	$341	$44	$(352)	$630	$96	$1,260	$1,990
Recognized in profit or loss	(50)	(324)	26	60	(119)	725	(201)	117
Recognized in OCI	—	—	(59)	—	—	—	—	(59)
Currency translation differences	(1)	(17)	(2)	(10)	—	31	(109)	(108)
December 31, 2022	$(80)	$—	$9	$(302)	$511	$852	$950	$1,940
Deferred tax assets	—	—	9	—	511	940	950	2,410
Deferred tax liabilities	(80)	—	—	(302)	—	(88)	—	(470)
The following table consists of the deferred tax assets that have not been recognized because it is not probable that there will be future taxable profits to use these benefits (in USD thousands):

	December 31,
	2023		2022
	Gross amount	Tax effect	Gross amount	Tax effect
Deductible temporary differences	$4,652	$710	$3,385	$511
Net operating loss carryforwards	344,887	44,614	263,486	34,224
Total	$349,539	$45,324	$266,871	$34,735

Summary of Expiring Amounts of Unrecognized Net Operating Loss Carryforwards	As of December 31, 2023 and 2022, the Company had the following expiring amounts of unrecognized NOL carryforwards (in USD thousands):

	December 31,
	2023	2022
One year	$17,873	$12,007
Two years	17,103	16,261
Three years	25,846	15,561
Four years	53,648	23,515
Thereafter and unlimited	230,417	196,142
Net operating loss carryforwards	$344,887	$263,486